------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Belinda A. Brady
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              HIGH YIELD PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO THE CS FIRST BOSTON HIGH YIELD INDEX(1)
----------------------------------------------------

                                            TOTAL RETURNS(2)
                          ----------------------------------------------------
                                                    AVERAGE
                                         ONE        ANNUAL     AVERAGE ANNUAL
                             YTD        YEAR      FIVE YEARS   SINCE INCEPTION
                          ---------  -----------  -----------  ---------------
PORTFOLIO--CLASS A......      -2.32%      -0.51%       10.04%         11.26%
PORTFOLIO--CLASS B......      -2.49       -0.08       N/A              9.65
INDEX--CLASS A..........      -2.10       -0.52         8.51           9.66
INDEX--CLASS B..........      -2.10       -0.52       N/A              8.10

1. The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. INVESTING IN HIGH YIELD FIXED INCOME SECURITIES, OTHERWISE KNOWN AS "JUNK BONDS" IS SPECULATIVE AND INCLUDES GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

The High Yield Portfolio seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories.

For the nine months ended September 30, 1998, the Portfolio had a total return of -2.32% for the Class A shares and -2.49% for the Class B shares compared to a total return of -2.10% for the CS First Boston High Yield Index (the "Index"). For the one year ended September 30, 1998, the Portfolio had a total return of -0.51% for the Class A shares and -0.08% for the Class B shares compared to -0.52% for the Index. For the five-year period ended September 30, 1998, the average annual total return of Class A was 10.04% compared to 8.51% for the Index. From inception on September 28, 1992 through September 30, 1998, the average annual total return of Class A was 11.26% compared to 9.66% for the Index. From inception on January 2, 1996 through September 30, 1998, the average annual total return of Class B was 9.65% compared to 8.10% for the Index. As of September 30 1998, the Portfolio had an SEC 30-day yield of 11.02% for the Class A shares and 10.76% for the Class B shares.

The financial markets were very volatile in the third quarter. As has been extensively reported, there has been a massive flight to quality due to the global worries over emerging markets of Asia, Latin America and of course Russia. In the developed countries, there continues to be concern over Japan's inability to come to grips with its problems, particularly in the banking sector. Even in the U.S., fears intensified over problems at hedge funds, most notably Long Term Capital Management. Stocks of financial companies, banks and brokerages, took a pounding based on fears of widespread exposure to hedge funds. These concerns over the health of the financial system pushed the Federal Reserve to lower short-term interest rates twenty five basis points at its last meeting.

In this unsettled environment, U.S. Treasuries were one of the few markets that performed well. Ten year Treasuries returned slightly over 9% for the third quarter compared to a loss of 7% in the stock market averages (and more for many mutual fund investors) and a loss of 6.15% in the high yield market. As a result of the diverging moves of the high yield and Treasury markets, high yield spreads widened to over 600 basis points, levels not seen in the market in many years. The high yield market is pricing a recession for the U.S. economy, an event not yet evident in the financial statements of the companies we invest in nor in the aggregate economic statistics.

For the three months ended September 30, 1998, the Portfolio had a total return of -6.16% for the Class A shares and -6.16% for the Class B shares compared to -6.15% for the Index. The best performing sectors in the market were the most defensive, higher quality credits in less cyclical industries. Our focus on larger capitalization public companies helped support the domestic side of the Portfolio. The losers in the quarter were emerging markets bonds and venture-capital-like telecom bonds, European issuers and companies of weaker credit quality. The emerging markets exposure most affected our results relative to the Index. While we are exposed to emerging markets, we avoided the disasters of Russia and Venezuela. Unfortunately, the Russia problems and those in Southeast Asia earlier have caused a widespread contagion. Interestingly, in the month of September, the emerging markets sector rallied and has continued into October while the domestic market continues to decline.

The market has become quite illiquid. Dealers are trying to keep inventories low, mutual fund flows are low to negative and some hedge funds have been attempting to sell. As a result it is very difficult to reposition the Portfolio. We have made some minor moves to buy some out of favor cyclical bonds, but we also have interest in better quality cable bonds or energy bonds that have also cheapened sharply in the market.

While we may not be at a market bottom yet, the high yield market looks as attractive as it has in quite some time. One may generally now earn in three years in the high yield market what it would take to earn in five years in the Treasury market.

Robert Angevine
PORTFOLIO MANAGER

Thomas L. Bennett
PORTFOLIO MANAGER

Stephen F. Esser
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
----------                                                      ----------
CORPORATE BONDS AND NOTES (81.0%)
  BROADCAST-RADIO & TELEVISION (9.5%)
$    2,200   CSC Holdings, Inc., 9.875%, 5/15/06                $    2,387
     2,025   CSC Holdings, Inc., 7.875%, 12/15/07                    2,096
    (e)910   Lenfest Communications, Inc., 7.625%, 2/15/08             919
     1,985   Paramount Communications, Inc., 8.25%, 8/01/22          2,128
     1,760   Rogers Cablesystems Ltd., Series B, 10.00%,
              3/15/05                                                1,914
       185   Rogers Cablesystems of America, 10.125%, 9/01/12          200
     2,620   Rogers Cantel, Inc., 8.30%, 10/01/07                    2,502
     1,325   Rogers Communications, Inc., 9.125%, 1/15/06            1,332
     3,600   TV Azteca, 10.50%, 2/15/07                              2,574
     1,000   Viacom, Inc., 8.00%, 7/07/06                            1,015
                                                                ----------
                                                                    17,067
                                                                ----------
  BUILDING MATERIALS & COMPONENTS (2.4%)
     3,310   American Standard Cos., Inc., 7.375%, 2/01/08           3,344
     1,000   Outdoor Systems, Inc., 8.875%, 6/15/07                  1,033
                                                                ----------
                                                                     4,377
                                                                ----------
  COMPUTERS (0.4%)
     1,290   Wam!Net, Inc., (Step Bond) 0.00%, 3/01/05                 703
                                                                ----------
  CHEMICALS (1.4%)
     2,400   ISP Holdings, Inc., Series B, 9.00%, 10/15/03           2,496
                                                                ----------
  CONSUMER STAPLES (1.3%)
     2,210   Kmart Corp., 8.80%, 7/01/10                             2,353
                                                                ----------
  ELECTRONICS (0.9%)
    (e)975   Hyundai Semiconductor, 8.625%, 5/15/07                    685
  (e)1,370   Samsung Electronics Co., 7.45%, 10/01/02                1,004
                                                                ----------
                                                                     1,689
                                                                ----------
  ENERGY (3.4%)
  (e)1,195   Cia Energitica Sao Paulo, (Step Bond) 9.125%,
              6/26/07                                                  813
  (e)1,270   Husky Oil Ltd., 8.90%, 8/15/28                          1,289

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
----------                                                      ----------
$      370   Korea Electric Power, 7.75%, 4/01/13               $      238
     1,380   Quezon Power Ltd., 8.86%, 6/15/17                         876
  (e)2,855   Snyder Oil Corp., 8.75%, 6/15/07                        2,912
                                                                ----------
                                                                     6,128
                                                                ----------
  ENVIRONMENTAL CONTROLS (0.8%)
     1,380   Norcal Waste Systems, Inc., Series B, (Step Bond)
              13.50%, 11/15/05                                       1,511
                                                                ----------
  FINANCIAL SERVICES (3.1%)
  (e)1,195   Fuji JGB Investments LLC, 9.87%, 12/31/49                 568
    (e)690   Indah Kiat Financial Mauritius, 10.00%, 7/01/07           310
     1,485   Navistar Financial Corp., 9.00%, 6/01/02                1,546
     3,535   PTC International Finance BV, (Step Bond) 0.00%,
              7/01/07                                                2,121
     1,320   Western Financial Bank, 8.875%, 8/01/07                 1,096
                                                                ----------
                                                                     5,641
                                                                ----------
  FOOD (0.6%)
     1,000   Smithfield Foods, Inc., 7.625%, 2/15/08                   980
                                                                ----------
  GAMING & LODGING (2.1%)
     2,335   Grand Casinos, Inc., 10.125%, 12/01/03                  2,475
       496   Louisiana Casino Cruises, Inc., 11.50%, 12/01/98          496
       820   Station Casinos, Inc., 10.125%, 3/15/06                   816
                                                                ----------
                                                                     3,787
                                                                ----------
  HEALTH CARE SUPPLIES & SERVICES (4.6%)
  (e)1,765   American Cellular Corp., 10.50%, 5/15/08                1,712
       895   Columbia/HCA Healthcare Corp., 8.13%, 8/04/03             928
     2,260   Columbia/HCA Healthcare Corp., 6.91%, 6/15/05           2,205
     1,570   Columbia/HCA Healthcare Corp., 7.25%, 5/20/08           1,534
     1,775   Tenet Healthcare Corp., 8.625%, 1/15/07                 1,842
                                                                ----------
                                                                     8,221
                                                                ----------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
----------                                                      ----------
  HOSPITAL MANAGEMENT (0.9%)
$ (e)1,730   Fresenius Medical Capital Trust II, 7.875%,
              2/01/08                                           $    1,618
                                                                ----------
  METALS (1.4%)
     1,050   Jet Equipment Trust, Series C-1, 11.79%, 6/15/13        1,456
    (e)525   Jet Equipment Trust, Series 95-D, 11.44%,
              11/01/14                                                 724
    (e)910   NSM Steel Ltd., 12.25%, 2/01/08                           409
                                                                ----------
                                                                     2,589
                                                                ----------
  MULTI-INDUSTRY (18.1%)
     1,845   AMSC Acquisition Co., Inc., 12.25%, 4/01/08             1,070
  (e)1,950   American Commercial Lines LLC, 10.25%, 6/30/08          1,911
       970   Asia Pulp & Paper Co., Ltd., 12.00%, 2/15/04              369
    (e)950   Axia Inc., 10.75%, 7/15/08                                912
     2,175   CSC Holdings, Inc., 7.25%, 7/15/08                      2,164
  (e)2,150   Cex Holdings Inc., 9.625%, 6/01/08                      2,053
    (e)880   Chancellor Media Corp., 9.00%, 10/01/08                   889
     1,035   Chancellor Media Corp., Series B, 8.125%,
              12/15/07                                               1,004
       440   Chesapeake Energy Corp., Series B, 9.625%,
              5/01/05                                                  394
       900   Comcast Cellular Corp., Series B, 9.50%, 5/01/07          925
     1,075   Dobson Communications Corp., 11.75%, 4/15/07            1,048
  (e)1,200   Entex Telecom Group plc, 12.50%, 8/01/06                1,170
    (e)830   HYLSA S.A. de C.V., 9.25%, 9/15/07                        539
     1,300   Mosaic Re, Class A, 10.10%, 7/09/99                     1,287
     1,640   Multicanal, 10.50%, 2/01/07                             1,110
  (e)2,855   Murrin Murrin Holdings, PTY, (Yankee Bond),
              9.375%, 8/31/07                                        2,370
       500   Musicland Group, Inc., 9.00%, 6/15/03                     475
     2,245   Musicland Group, Inc., 9.875%, 3/15/08                  2,144
     2,345   Norampac, Inc., 9.50%, 2/01/08                          2,304
  (e)2,270   Nortek, Inc., 8.875%, 8/01/08                           2,202
     1,120   Psinet Inc., 10.00%, 2/15/05                            1,117
  (e)1,470   RBS Participacoes, 11.00%, 4/01/07                        735
   (e) 404   RG Receivables Ltd., 9.60%, 2/10/05                       287
  (e)2,270   Samsonite Corp., 10.75%, 6/15/08                        1,725
     3,150   Vencor, Inc., 9.875%, 5/01/05                           2,520
                                                                ----------
                                                                    32,724
                                                                ----------
   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
----------                                                      ----------
  PACKAGING & CONTAINER (0.7%)
$    1,145   SD Warren Co., 12.00%, 12/15/04                    $    1,254
                                                                ----------
  PERSONAL CARE PRODUCTS (0.7%)
     1,220   Revlon Consumer Products, 8.125%, 2/01/06               1,202
                                                                ----------
  REAL ESTATE (1.2%)
       900   CB Richard Ellis Services Group, Inc., 8.875%,
              6/01/06                                                  882
       965   HMH Properties, Inc., Series A, 7.875%, 8/01/05           977
       445   Murrin Murrin Holdings, Senior Notes, 9.375%,
              8/31/07                                                  369
                                                                ----------
                                                                     2,228
                                                                ----------
  RETAIL-GENERAL (2.7%)
     1,750   Fred Meyer, Inc., 7.375%, 3/01/05                       1,825
     3,760   Southland Corp., 5.00%, 12/15/03                        3,121
                                                                ----------
                                                                     4,946
                                                                ----------
  TECHNOLOGY (0.6%)
  (e)1,350   AST Research, Inc., 7.45%, 10/01/02                     1,011
                                                                ----------
  TELECOMMUNICATIONS (21.4%)
  (e)2,425   Dolphin Telecom Series plc, (Step Bond) 0.00%,
              6/01/08                                                1,091
       600   Esprit Telecom Group plc, 11.50%, 12/15/07                561
    (e)965   Esprit Telecom Group plc, 10.875%, 6/15/08                873
     1,735   Flag Ltd., 8.25%, 1/30/08                               1,648
  (e)2,075   Global Crossing Holdings, 9.625%, 5/15/08               2,033
     1,200   Globalstar Capital Corp., 11.375%, 2/15/04                816
  (e)1,105   Globo Communicacoes e Participacoes Ltd., 10.50%,
              12/20/06                                                 580
     1,645   IXC Communications, Inc., 9.00%, 4/15/08                1,620
     1,505   Intermedia Communications, Series B, (Step Bond)
              0.00%, 7/15/07                                         1,083
     1,620   Iridium LLC/Capital Corp., Series A, 13.00%,
              7/15/05                                                1,401
     1,400   Level 3 Communications, Inc., 9.125%, 5/01/08           1,327
  (e)2,350   NTL, Inc., 0.00%, 4/01/08                               1,410
     2,585   Nextel Communications, Inc., (Step Bond) 0.00%,
              8/15/04                                                2,488
     6,100   Nextel Communications, Inc., (Step Bond) 0.00%,
              9/15/07                                                3,874
     1,335   Nextel Communications, Inc., (Step Bond) 0.00%,
              2/15/08                                                  798

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
----------                                                      ----------
  TELECOMMUNICATIONS (CONTINUED)
$    3,785   NEXTLINK Communications, Inc., (Step Bond) 0.00%,
              4/15/08                                           $    2,167
     2,275   Occidente y Caribe Cellular, (Step Bond) 0.00%,
              3/15/04                                                1,649
  (e)1,290   Onepoint Communications Corp., 14.50%, 6/01/08            974
     2,470   Philippine Long Distance Telephone, Global Bond,
              9.25%, 6/30/06                                         1,828
     1,250   Philippine Long Distance Telephone, Global Bond,
              Series E, 7.85%, 3/06/07                                 956
     1,315   Primus Telecommunications Group, Inc., 9.875%,
              5/15/08                                                1,141
     1,565   Qwest Communications International, Inc., (Step
              Bond) 0.00%, 10/15/07                                  1,205
       510   Qwest Communications International, Inc., Series
              B, 10.875%, 4/01/07                                      585
     1,565   RCN Corp., (Step Bond) 0.00%, 10/15/07                    853
  (e)2,265   RCN Corp., (Step Bond) 0.00%, 2/15/08                   1,178
        51   RSL Communications plc, (Step Bond) 12.25%,
              11/15/06                                                  53
     2,975   RSL Communications plc, (Step Bond) 9.125%,
              3/01/08                                                2,588
  (e)3,450   Rhythms Netconnections, (Step Bond) 0.00%,
              5/15/08                                                1,380
  (e)1,070   Viatel, Inc., (Step Bond) 0.00%, 4/15/08                  514
                                                                ----------
                                                                    38,674
                                                                ----------
  TRANSPORTATION (1.0%)
     1,760   Hermes Europe Railtel BV, 11.50%, 8/15/07               1,866
                                                                ----------
  UTILITIES (1.8%)
     1,780   AES Corp., 8.50%, 11/01/07                              1,673
       496   Niagara Mohawk Power Corp., Series G, 7.75%,
              10/01/08                                                 529
     1,420   Niagara Mohawk Power Corp., Series H, (Step Bond)
              0.00%, 7/01/10                                         1,030
                                                                ----------
                                                                     3,232
                                                                ----------
TOTAL CORPORATE BONDS AND NOTES (Cost $161,166)                    146,297
                                                                ----------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
----------                                                      ----------
ASSET BACKED SECURITIES (6.2%)
  AEROSPACE & DEFENSE (1.0%)
$    1,878   Aircraft Lease Portfolio Securitization Ltd.,
              Series 96-1 P1, Class D, 12.75%, 6/15/06          $    1,869
                                                                ----------
  BANKING (0.6%)
  (e)1,110   SB Treasury Co. LLC, (Step Bond) 9.40%, 12/29/49          977
                                                                ----------
  FINANCIAL SERVICES (4.6%)
  (e)1,673   CA FM Lease Trust, 8.50%, 7/15/17                       1,882
     1,114   DR Securitized Finance, Series 93-K1, Class A1,
              6.66%, 8/15/10                                         1,068
     2,262   DR Securitized Finance, Series 94-K1, Class A1,
              7.60%, 8/15/07                                         2,286
     1,175   DR Securitized Finance, Series 94-K1, Class A2,
              8.375%, 8/15/15                                        1,148
    (e)875   FMAC Loan Receivables Trust, Series 96-B, Class
              C, (Floating Rate), 7.929%, 11/01/18                     670
     1,208   Long Beach Auto, Series 97-1, Class B, 14.22%,
              10/26/03                                               1,203
                                                                ----------
                                                                     8,257
                                                                ----------
TOTAL ASSET BACKED SECURITIES (Cost $10,600)                        11,103
                                                                ----------
FOREIGN GOVERNMENT BONDS (7.3%)
  (e)1,655   CTI Holdings, (Step Bond) 0.00%, 4/15/08                  703
  (e)1,235   Cathay International Ltd., 13.00%, 4/15/08                710
       815   Grupo Minero Mexico, 8.25%, 4/01/08                       680
     1,010   Indah Kiat International Finance, 10.00%, 7/01/07         454
    (e)830   Multicanal, 10.50%, 4/15/18                               546
     2,445   Pindo Deli Financial Mauritius, 10.75%, 10/01/07        1,076
     1,929   Republic of Argentina, (Floating Rate), (Bearer),
              6.188%, 3/31/05                                        1,526
     2,515   Republic of Korea, 8.875%, 4/15/08                      2,168
  (e)1,410   Samsung Electronics America, 9.75%, 5/01/03             1,067
     3,173   Republic of Argentina, 6.188%, 3/31/05                  2,511
  (e)2,480   Satelites Mexicanos, 10.125%, 11/01/04                  1,674
                                                                ----------
TOTAL FOREIGN GOVERNMENT BONDS (Cost $16,891)                       13,115
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
----------                                                      ----------
COMMON STOCK (0.0%)
  FOOD SERVICE & LODGING (0.0%)
  (e)1,300   Motels of America, Inc. (Cost $85)                 $       14
                                                                ----------
PREFERRED STOCKS (3.0%)
  FINANCIAL SERVICES (1.2%)
       935   Sinclair Broadcast Group, Inc., 9.00%, 7/15/07            935
    12,500   Sinclair Capital, 11.625%, 3/15/09                      1,319
                                                                ----------
                                                                     2,254
                                                                ----------
  TELECOMMUNICATIONS (1.8%)
     6,960   Concentric Network Corp., PIK, 13.50%, 6/1/10             616
     1,304   IXC Communications, Inc., Series B, PIK, 12.50%,
              8/15/09                                                1,389
  (e)9,500   Paxson Communications Corp., PIK, 13.25%,
              11/15/06                                                 902
  (e)3,200   Paxson Communications Corp., PIK, 9.75% 12/31/06          320
                                                                ----------
                                                                     3,227
                                                                ----------
TOTAL PREFERRED STOCKS (Cost $5,341)                                 5,481
                                                                ----------

  NO. OF
 WARRANTS
----------
WARRANTS (0.3%)
  COMPUTERS (0.0%)
     3,870   Wam!Net, Inc., expiring 3/1/05                             17
                                                                ----------
  GAMING & LODGING (0.0%)
  (e)1,725   Louisiana Casino Cruises, Inc., expiring 12/01/98          --
                                                                ----------
  METALS (0.0%)
(e)576,115   NSM Steel Ltd., expiring 2/1/08                             1
                                                                ----------
  TELECOMMUNICATIONS (0.3%)
  (e)1,845   American Mobile Satellite Corp., expiring 4/1/08            1
       130   Concentric Network Corp., expiring 12/15/07                 1
    (e)600   Globalstar Telecommunications Ltd., expiring
              2/15/04                                                   18
    (e)605   Iridium World Communications, Inc., expiring
              07/15/05                                                  88
     2,800   Nextel Communications, Inc., expiring 4/25/99              --
  NO. OF                                                          VALUE
 WARRANTS                                                         (000)
----------                                                      ----------
  (e)9,100   Occidente y Caribe Cellular, expiring 3/15/04      $      386
  (e)1,024   Paxson Communications Corp., expiring 6/30/03              --
       538   Viatel, Inc., expiring 4/15/10                              3
                                                                ----------
                                                                       497
                                                                ----------
             TOTAL WARRANTS (Cost $11)                                 515
                                                                ----------
TOTAL INVESTMENTS (97.8%) (Cost $194,094)                          176,525
                                                                ----------

OTHER ASSETS AND LIABILITIES (2.2%)
  Other Assets                                                       7,449
  Liabilities                                                       (3,522)
                                                                ----------
                                                                     3,927
                                                                ----------
NET ASSETS (100.0%)                                             $  180,452
                                                                ----------
                                                                ----------

CLASS A:
--------
NET ASSETS                                                      $  120,023
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 11,228,654 outstanding $0.001 par value Shares
  (authorized 500,000,000 shares)                               $    10.69
                                                                ----------
                                                                ----------

CLASS B:
--------
NET ASSETS                                                      $   60,429
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 5,664,946 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                               $    10.67
                                                                ----------
                                                                ----------

------------------------------

(e)  --  144A Security -- certain conditions for public sale may exist.
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Floating Rate -- Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 1998.

Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 1998. Maturity date disclosed is the ultimate maturity date.